RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF RELATED PARTY TRANSACTIONS

	June 30, 2022 (Unaudited)	December 31, 2021

On August 28, 2014, we entered into a debenture agreement with Mr. Gregory Omi, formerly a member of our Board of Directors of the company for $200,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2016. As consideration for the extension of the debenture, we granted Mr. Omi options to purchase 2,500 shares of our common stock with an exercise price of $6.16 per share. This debenture was extended to December 31, 2022. Mr. Omi is currently the CTO of the company.	200,000	200,000

On November 19, 2012, we entered into a convertible debenture agreement with Mr. Robert Gillen, a member of our Board of Directors, for $100,000 (the “Gillen I Debenture”), under his company Squirrel-Away, LLC. Under the original terms of the agreement, interest is payable at 10% per annum and became due on December 19, 2014. Gillen I Debenture was extended to January 5, 2015. On June 20, 2013, interest of $5,000 was paid on the debenture. As consideration for agreeing to extend the maturity date of the debenture to December 31, 2015, we granted Mr. Gillen options to purchase 1,250 shares of common stock at an exercise price of $6.16 per share This debenture was extended to December 31, 2022.	$100,000	$100,000

Total Due to Related Parties	$300,000	300,000
Less Current Portion	(300,000)	(300,000)
Total Long-Term	$-	$-

Previously Reported [Member]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31, 2021	December 31, 2020

During 2020 one of the three MEGAsys directors loaned money to MEGAsys at no interest.	-	37,177

On October 18, 2018, we entered into a debenture agreement for $50,000 with Quadrant International LLC (four partners, three of which are related parties) at 0.0% interest per annum with interest and principal payable on the maturity date of December 31, 2019.	-	45,534

On September 10, 2014, we entered into a debenture agreement with Mr. Alex Kuo, a member of the Board of Directors, for $30,000, through his wife, Li-Min Hsu, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to purchase 3,000 shares of our common stock with an exercise price of $0.77 per share. *No longer a Director	-	30,000	*

On September 8, 2014, we entered into a debenture agreement with Mr. Kuo’s wife, Li-Min Hsu, for $100,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to purchase 10,000 shares of our common stock with an exercise price of $0.77 per share. *No longer a Director	-	100,000	*

On August 28, 2014, we entered into a debenture agreement with Mr. Gregory Omi, formerly a member of our Board of Directors of the company for $200,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2016. As consideration for the extension of the debenture, we granted Mr. Omi options to purchase 20,000 shares of our common stock with an exercise price of $0.77 per share. This debenture was extended to December 31, 2022. Mr. Omi is currently the CTO of the company.	200,000	200,000

On November 19, 2012, we entered into a convertible debenture agreement with Mr. Robert Gillen, a member of our Board of Directors, for $100,000 (the “Gillen I Debenture”), under his company Squirrel-Away, LLC. Under the original terms of the agreement, interest is payable at 10% per annum and became due on December 19, 2014. Gillen I Debenture was extended to January 5, 2015. On June 20, 2013, interest of $5,000 was paid on the debenture. As consideration for agreeing to extend the maturity date of the debenture to December 31, 2015, we granted Mr. Gillen options to purchase 10,000 shares of common stock at an exercise price of $0.77 per share This debenture was extended to December 31, 2022.	$100,000	$100,000

Total Due to Related Parties	$300,000	512,711
Less Current Portion	(300,000)	(512,711)
Less: Debt Discount	-	-
Total Long-Term	$-	$-